CONCENTRATION OF CREDIT RISK	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

4. CONCENTRATION OF CREDIT RISK

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash equivalents and trade receivables. The Company’s cash balances sometimes exceed the United States’ Federal Deposit Insurance Corporation insurance limits. The Company mitigates this risk by placing its cash and cash equivalents with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution. To date, the Company has not recognized any losses caused by uninsured balances.

The majority of the Company’s receivable balance is concentrated in trade receivables, with a balance of $140,497 as of December 31, 2022 (September 30, 2022 - $91,928). Two customers represented $78,451 (56%) of the trade receivable balance. The Company routinely assesses the financial strength of its customers. The non-trade receivable balance consists of goods and services tax (“GST”) recoverable of $44,969. GST recoverable is due from the Canadian Government. It is in management’s opinion that the Company is not exposed to significant credit risk. To date, the Company has not recognized any credit losses on its receivables.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE MONTHS ENDED DECEMBER 31, 2022

(UNAUDITED)

4. CONCENTRATION OF CREDIT RISK

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash equivalents and trade receivables. The Company’s cash balances sometimes exceed the United States’ Federal Deposit Insurance Corporation insurance limits. The Company mitigates this risk by placing its cash and cash equivalents with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution. To date, the Company has not recognized any losses caused by uninsured balances.

The majority of the Company’s receivable balance is concentrated in trade receivables, with a balance of $91,928 as of September 30, 2022. Three customers represented $79,942 (87%) of the trade receivable balance. The Company routinely assesses the financial strength of its customers. The non-trade receivable balance consists of GST recoverable of $39,770 and interest receivable of $5,516. GST recoverable is due from the Canadian Government. Interest receivable is due from a financial institution with high credit rating. It is in management’s opinion that the Company is not exposed to significant credit risk. To date, the Company has not recognized any credit losses on its receivables.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021